Investments in Associates and Joint Ventures - Summary of Financial Information on Investment in Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investments in associates and joint ventures [line items]
Loss for the year from continuing operations	¥ (52,000)	¥ (6,168)	¥ 8,223
Other comprehensive income/(loss) for the year, net of tax	782	(6,137)	3,533
Total comprehensive loss for the year, net of tax	(50,634)	(11,929)	11,743
Joint Ventures [Member]
Disclosure of investments in associates and joint ventures [line items]
Carrying amount of the interests	7,683	5,150
Loss for the year from continuing operations	(3,535)	(3,708)	(2,211)
Other comprehensive income/(loss) for the year, net of tax	(106)	(35)	81
Total comprehensive loss for the year, net of tax	¥ (3,641)	¥ (3,743)	¥ (2,130)